Summary of Significant Accounting Policies - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) segment item ¥ / $ shares	Dec. 31, 2025 USD ($) segment shares	Dec. 31, 2024 CNY (¥) item shares	Dec. 31, 2023 CNY (¥) item shares	Dec. 31, 2025 USD ($) item ¥ / $	Nov. 13, 2025 USD ($)	Dec. 31, 2024 USD ($) item	Dec. 30, 2024 USD ($)	Nov. 16, 2023 USD ($)	Sep. 15, 2022 USD ($)
Summary Of significant accounting policies
Foreign currency exchange rate | ¥ / $	6.9931				6.9931
Private equity fund	¥ 5,000				$ 715
Unrealized gains from equity investments	90	$ 13
Short-term Investments.	5,090		¥ 0		728
Finite lived intangible asset residual value | ¥	0
Impairment of long-lived assets other than goodwill | ¥	¥ 0		¥ 0	¥ 0
Impairment, Intangible Asset, Statement of Income or Comprehensive Income [Extensible Enumeration]	General and Administrative Expense	General and Administrative Expense	General and Administrative Expense	General and Administrative Expense
Impairment charge of goodwill | ¥	¥ 0		¥ 0	¥ 0
Impairment of long-term investments | ¥	0		0	8,505
Share repurchased cash consideration | ¥	7,529		3,410	3,709
Revenue Recognized	71,074	$ 10,163	65,853
Unsatisfied performance obligation	83,544		41,114		$ 11,947
Advertising expenses	9,406	1,345	7,323	7,035
Employee defined contribution plan expense incurred	¥ 9,501	$ 1,359	¥ 7,911	¥ 11,820
Depreciation of the US$ against RMB, percent	4.19%	4.19%
Number of operating segment | segment	1	1
Number of reportable segment | segment	1	1
Supplier Concentration Risk | Number of Suppliers | Three Suppliers
Summary Of significant accounting policies
Concentration risk, percentage	41.91%	41.91%	48.15%	27.80%
Number of suppliers | item	3		3	3	3		3
Geographic Concentration Risk | Cash, Geographic Area | CHINA
Summary Of significant accounting policies
Aggregate amount of cash and cash equivalents, and restricted cash	¥ 134,120		¥ 92,866		$ 19,179
Geographic Concentration Risk | Cash, Geographic Area | Outside China
Summary Of significant accounting policies
Aggregate amount of cash and cash equivalents, and restricted cash	¥ 39,309				$ 5,621		$ 3,655
Maximum | Product Concentration Risk | Number of Suppliers
Summary Of significant accounting policies
Concentration risk, percentage	50.00%	50.00%
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-01-01
Summary Of significant accounting policies
Remaining performance obligations as revenues (in years)	2 years				2 years
American Depositary Shares
Summary Of significant accounting policies
Share repurchased under repurchase plan	120,825	120,825	91,166	127,987
Share repurchased cash consideration	¥ 7,529	$ 1,077	¥ 3,410	¥ 3,709
American Depositary Shares | 2023 Repurchase Plan
Summary Of significant accounting policies
Share repurchased under repurchase plan			91,166
American Depositary Shares | 2025 Repurchase Plan
Summary Of significant accounting policies
Share repurchased under repurchase plan	120,825	120,825
American Depositary Shares | Maximum | 2022 Repurchase Plan
Summary Of significant accounting policies
Share repurchase plan, authorized amount | $										$ 5,000
American Depositary Shares | Maximum | 2023 Repurchase Plan
Summary Of significant accounting policies
Share repurchase plan, authorized amount | $									$ 5,000
American Depositary Shares | Maximum | 2025 Repurchase Plan
Summary Of significant accounting policies
Share repurchase plan, authorized amount | $								$ 5,000
American Depositary Shares | Maximum | 2026 Repurchase Plan
Summary Of significant accounting policies
Share repurchase plan, authorized amount | $						$ 10,000
Class A Common Shares
Summary Of significant accounting policies
Number of shares represented three ADSs	40	40
Share repurchased under repurchase plan	1,611,000	1,611,000	1,215,547	1,706,493
Class A Common Shares | 2023 Repurchase Plan
Summary Of significant accounting policies
Share repurchased under repurchase plan			1,215,547
Class A Common Shares | 2025 Repurchase Plan
Summary Of significant accounting policies
Share repurchased under repurchase plan	1,611,000	1,611,000